UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

Investment Company Act File Number: 811-22299

RENN Global Entrepreneurs Fund Inc.

(Exact name of Registrant as Specified In Charter)
8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2009 Date of reporting period: 7/1/2008 – 6/30/2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s [proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1:  Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund Inc.
                                         ___________________________
By:                                    /s/ Russell Cleveland

Title:                                 President, CEO & Director

Date:

Alliance HealthCard, Inc.
Ticker:                 ALHC                                   Security ID:          00433N-106
Meeting Date:      December 30, 2008           Meeting Type:     Annual
Record Date:        November 19, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Andrew A. Boemi	For	For	Management
1.2	Elect Director Russell Cleveland	For	For	Management
1.3	Elect Director Kenneth S. George	For	For	Management
1.4	Elect Director J. French Hill	For	For	Management
1.5	Elect Director Kent H. Webb M.D.	For	For	Management
1.6	Elect Director Nicholas J. Zaffiris	For	For	Management
2	Appoint Hein & Associates	For	For	Management
3	Approve other Business	For	For	Management

Bovie Medical Corporation.
Ticker:               BVX                                      Security ID:          10211F-100
Meeting Date:    November 6, 2008             Meeting Type:    Annual
Record Date:      September 22, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Andrew Makrides	For	For	Management
1.2	Elect Director J. Robert Saron	For	For	Management
1.3	Elect Director Randy Rossi	For	For	Management
1.4	Elect Director Michael Norman	For	For	Management
1.5	Elect Director George W. Kromer,	For	For	Management
1.6	Elect Director Brian Madden	For	For	Management
1.7	Elect Director August Lentricchia	For	For	Management
1.8	Elect Director Steve Livneh	For	For	Management
1.9	Elect Director Steve Maclaren	For	For	Management
2	Appoint Kingery & Crouse	For	For	Management

BPO Management Services, Inc.

Ticker:                 HAXS                                  Security ID:         05570D100

Meeting Date:      November 19, 2008          Meeting Type:   Special

Record Date:        December 29, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Agreement and Plan of Merger	For	For	Management
1.2	Amend the 2007 Stock Incentive Plan	For	For	Management
1.3	Transact other Business	For	For	Management

COGO Group Inc.

Ticker:                 COGO                                   Security ID:         192448108

Meeting Date:      December 22, 2008           Meeting Type:    Annual

Record Date:        October 31, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jeffrey Kang	For	For	Management
1.2	Elect Director Frank Zheng	For	For	Management
1.3	Elect Director Q.Y. Ma	For	For	Management
1.4	Elect Director JP Gan	For	For	Management
1.5	Elect Director George Mao	For	For	Management
2	Appoint KPMG as Auditors	For	For	Management

Hemobiotech Inc.

Ticker:              HMBT                                    Security ID:         42368P102
Meeting Date:   June 4, 2009                        Meeting Type:    Annual

Record Date:     April 21, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Arthur P. Bollon	For	For	Management
1.2	Elect Director Ghassan Nino	For	For	Management
1.3	Elect Director Robert Baron	For	For	Management
1.4	Elect Director Robert Comer	For	For	Management
1.5	Elect Director Robert E. Dragoo	For	For	Management
1.6	Elect Director Bernhard Mittenmeyer	For	For	Management
2	Ratify Appointment of Eisner LLP	For	For	Management

i2 Telecom International, Inc.

Ticker:                 ITUI                                      Security ID:         45070D101
Meeting Date:      June 30, 2009                    Meeting Type:    Annual
Record Date:        May 21, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul R. Arena	For	For	Management
1.2	Elect Director D. Christer Bylander	For	For	Management
1.3	Elect Director Audrey L. Braswell	For	For	Management
1.4	Elect Director Montgomery Bannerman	For	For	Management
1.5	Elect Director Andrew L. Berman	For	For	Management
1.6	Elect Director Timothy McGeehan	For	For	Management
1.7	Elect Director Bruce C. Friedman	For	For	Management
2	Appoint Freedman & Goldberg CPA	For	For	Management
3	Transact other Business	For	For	Management

iLinc Communications, Inc.
Ticker:                 ILNC                                      Security ID:         451724-108
Meeting Date:      August 14, 2008                Meeting Type:    Annual
Record Date:        June 23, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director James Powers	For	For	Management
1.2	Elect Director Michael Flynn	For	For	Management
2	Appoint Moss Adams LLP	For	For	Management
3	Transact other Business	For	For	Management

Points International Ltd.
Ticker:               PTSEF                                   Security ID:        730843109
Meeting Date:    May 6, 2009                       Meeting Type:   Annual
Record Date:      March 23, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Stephen Bannon	For	For	Management
1.2	Elect Director Christopher Barnard	For	For	Management
1.3	Elect Director Bernay Box	For	For	Management
1.4	Elect Director Douglas Carty	For	For	Management
1.5	Elect Director Bruce Croxon	For	For	Management
1.6	Elect Director Robert MacLean	For	For	Management
2	Appoint Deloitte & Touche LLP	For	For	Management

Silverleaf Resorts, Inc.
Ticker:                 SVLF                                   Security ID:          828395103
Meeting Date:      May 7, 209                       Meeting Type:    Annual
Record Date:        March 11, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director J. Richard Budd	For	For	Management
1.2	Elect Director James B. Francis	For	For	Management
1.3	Elect Director Herbert B. Hirsch	For	For	Management
1.4	Elect Director Robert Mead	For	For	Management
1.5	Elect Director Rebecca Whitmore	For	For	Management
2	Appoint BDO Seidman, LLP	For	For	Management

SinoHub, Inc.
Ticker:                  SIHI                                     Security ID:         82935L101
Meeting Date:      June 18, 2009                    Meeting Type:   Annual
Record Date:        May 8, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Henry Cochran	For	For	Management
1.2	Elect Director Lei Xia	For	For	Management
1.3	Elect Director Charles Kimball	For	For	Management
1.4	Elect Director Will Wang Graylin	For	For	Management
1.5	Elect Director Dr. Richard King	For	For	Management
1.6	Elect Director Robert Torino	For	For	Management
1.7	Elect Director Afshin Yazdian	For	For	Management
2	Ratify 2008 Stock Plan	For	For	Management
3	Appoint Jimmy Chung & Co.	For	For	Management

Vertical Branding, Inc.
Ticker:                 VBDG                                    Security ID:          92534X109
Meeting Date:      August 12, 2008                Meeting Type:    Annual
Record Date:        June 24, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Nancy Duitch	For	For	Management
1.2	Elect Director Victor Imbimbo	For	For	Management
1.3	Elect Director Robert Pearson	For	For	Management
1.4	Elect Director Alan Edrick	For	For	Management
2	Appoint Holtz Rubenstein Reminick LP	For	For	Management
3	Transact other Business	For	For	Management